Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Entity Registrant Name	TuHURA Biosciences, Inc./NV
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001498382
Document Type	8-K/A
Document Period End Date	Sep. 10, 2026
Entity Incorporation State Country Code	NV
Entity File Number	001-37823
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Center Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	(813)
Local Phone Number	875-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	HURA
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A (Amendment No. 1) is being filed solely to add a new third paragraph to Item 5.02 of the Form 8-K filed on September 16, 2026 (the “Original 8-K”) in order to provide the following additional information regarding the Inducement Plan (as defined in the Original 8-K): (i) the Company has not yet, as of the date of the adoption of the Inducement Plan, granted any equity awards under the Inducement Plan, (ii) all grants of equity awards made under the Inducement Plan will be announced by the Company in a press release in accordance with Nasdaq Listing Rule 5635(c)(4), (iii) the Board of Directors of the Company currently expects that all equity awards granted under the Inducement Plan will be granted to new employees in the form of stock option grants that will have an exercise price equal to or greater than the closing price of the Company’s common stock on the date of grant, and (iv) the shares reserved for issuance under the Inducement Plan will not become issued and outstanding unless and until the stock options issued under the Inducement Plan to new employees become vested and are exercised. No other changes to the Original 8-K are being made by this Form 8-K/A (Amendment No. 1).